Equity Method Investment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment	Equity Method Investment
As of March 31, 2022 and December 31, 2021, we held an investment in Hengtong Rockley Technology Co., Ltd (“HRT”). Two of HRT's five board members were appointed by Rockley. HRT manufactures and sells optical fiber transceivers based on silicon photonics chipsets. HRT has share capital consisting solely of ordinary shares. We hold 24.9% of HRT’s ordinary shares, and the same proportion of its voting rights. We consider HRT to be a variable interest entity upon which the Company does exercise significant influence. However, considering key factors, such as ownership interest, representation on the board of directors, and participation in policy-making decisions, the Company concluded it does not control the investment. Accordingly, the investment in HRT is accounted for under the equity method. We elected to use a three-month lag to record our share of HRT’s results.
The following table summarizes our investment in HRT for the three months ended March 31, 2022 (in thousands):

Beginning balance, January 1, 2022	$4,879
Investment in HRT	—
Remeasurement gain on HRT	127
Share of gain of HRT	207
Ending balance, March 31, 2022	$5,213
Our maximum exposure to loss as a result of our involvement with HRT is limited to the balance of our investment.
Equity Method Investment
As of December 31, 2021 and 2020, we held an investment in Hengtong Rockley Technology Co., Ltd (“HRT”) and we appointed two of the HRT's five board members. HRT manufactures and sells optical fiber transceivers based on silicon photonics chipsets. HRT has share capital consisting solely of ordinary shares. We hold 24.9% of HRT’s ordinary shares, and the same proportion of its voting rights. We consider HRT to be a variable interest entity upon which the Company does exercise significant influence. However, considering key factors, such as ownership interest, representation on the board of directors, and participation in policy-making decisions, the Company concluded it does not control the investment. Accordingly, the investment in HRT is accounted for under the equity method. We elected to use a three-month lag to record our share of HRT’s results. See Note 13, Related Party Transactions for details of the Company’s transactions with HRT.
The following table summarizes our investment in HRT for the years ended December 31, 2021 and 2020 (in thousands):

	December 31,
	2021	2020
Balance at the beginning of the year	$5,202	$1,486
Investment in HRT	—	4,990
Remeasurement gain on HRT	380	—
Share of loss of HRT	(703)	(1,274)
Balance at the end of the year	$4,879	$5,202
Our maximum exposure to loss as a result of our involvement with HRT is limited to the balance of our investment.